Range of Fair Value of Options as of Their Respective Grant Dates (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2013 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2011 Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options	$ 0.19	$ 0.22	$ 0.43	$ 0.27	$ 1.18